Federated Hermes Government Income Fund
Portfolio of Investments
October 31, 2024 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—99.2%
		Federal Home Loan Mortgage Corporation—25.3%
$ 3,646,721		1.500%, 2/1/2052	$ 2,758,332
1,168,239		2.000%, 4/1/2036	1,048,818
2,263,072		2.000%, 10/1/2036	2,020,420
2,806,406		2.000%, 6/1/2050	2,247,075
4,308,790		2.000%, 5/1/2051	3,431,176
853,103		2.000%, 1/1/2052	687,608
7,298,740		2.000%, 1/1/2052	5,828,098
4,211,248		2.500%, 10/1/2051	3,514,561
2,122,768		2.500%, 11/1/2051	1,785,519
2,552,200		2.500%, 4/1/2052	2,145,131
404,440		3.000%, 5/1/2046	357,192
1,485,137		3.000%, 11/1/2051	1,296,786
130,717		4.000%, 12/1/2047	122,732
55,671		4.000%, 6/1/2049	52,062
424,460		4.000%, 4/1/2052	397,438
3,777,891		4.000%, 6/1/2052	3,498,421
146,440		4.500%, 9/1/2039	143,039
1,767,442		4.500%, 6/1/2052	1,702,090
842,077		4.500%, 5/1/2053	806,993
2,084,249		5.000%, 10/1/2052	2,025,923
2,252,013		5.500%, 5/1/2053	2,234,302
2,328,101		6.500%, 1/1/2054	2,391,204
3		7.000%, 9/1/2030	3
		TOTAL	40,494,923
		Federal National Mortgage Association—36.6%
3,570,843		2.000%, 7/1/2050	2,859,156
9,260,737		2.000%, 9/1/2050	7,406,343
4,134,165		2.000%, 11/1/2050	3,306,329
2,487,944		2.000%, 5/1/2051	1,986,642
6,473,921		2.000%, 2/1/2052	5,183,635
4,518,769		2.500%, 10/1/2050	3,788,153
2,004,257		2.500%, 1/1/2052	1,672,057
2,810,055		2.500%, 1/1/2052	2,338,149
1,602,722		2.500%, 2/1/2052	1,339,079
747,062		2.500%, 2/1/2052	629,075
6,543,970		3.000%, 10/1/2046	5,754,936
2,596,984		3.000%, 9/1/2047	2,286,289
1,895,035		3.000%, 2/1/2048	1,665,358
2,454,815		3.500%, 12/1/2041	2,266,167
1,255,863		3.500%, 9/1/2042	1,159,608
2,662,906		3.500%, 5/1/2049	2,424,898
2,407,923		3.500%, 9/1/2049	2,204,744
1,437,692		3.500%, 11/1/2050	1,310,091
2,013,358		4.000%, 12/1/2042	1,907,569
123,816		4.000%, 9/1/2048	116,098

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 1,601,602		4.000%, 5/1/2053	$ 1,491,632
32,404		4.500%, 10/1/2040	31,610
107,848		4.500%, 4/1/2041	105,214
832,638		4.500%, 2/1/2053	793,785
1,877,857		4.500%, 3/1/2053	1,787,297
2,878,428		5.000%, 9/1/2053	2,801,227
		TOTAL	58,615,141
		Government National Mortgage Association—11.8%
11,196,927		2.500%, 6/20/2051	9,294,009
2,879,986		3.000%, 9/20/2050	2,538,581
401,669		5.000%, 8/20/2053	392,567
1,024,691		5.500%, 8/20/2053	1,019,749
1,813,915		5.500%, 9/20/2053	1,805,733
3,827,977		6.000%, 10/20/2053	3,861,860
2,661		7.000%, 1/15/2028	2,690
445		7.000%, 3/15/2028	449
2,986		7.000%, 10/15/2028	3,029
816		7.500%, 7/15/2029	832
471		7.500%, 8/15/2029	481
11,428		7.500%, 1/15/2031	11,843
11,531		8.500%, 6/15/2030	11,821
		TOTAL	18,943,644
	[2]	Uniform Mortgage-Backed Securities, TBA—25.5%
5,250,000		1.500%, 11/1/2039	4,553,734
5,300,000		2.000%, 11/1/2039	4,724,453
3,300,000		2.500%, 11/1/2039	3,014,344
4,000,000		3.000%, 11/1/2054	3,445,000
4,750,000		3.500%, 11/20/2054	4,295,384
3,000,000		4.000%, 11/20/2054	2,792,451
3,525,000		4.500%, 11/20/2054	3,365,252
3,250,000		5.000%, 11/20/2054	3,174,742
4,750,000		5.500%, 11/1/2054	4,704,541
4,750,000		6.000%, 11/1/2054	4,780,429
1,950,000		6.500%, 11/20/2054	1,982,559
		TOTAL	40,832,889
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $171,124,228)	158,886,597
		COLLATERALIZED MORTGAGE OBLIGATIONS—20.6%
	[3]	Federal Home Loan Mortgage Corporation—9.1%
70,791		Federal Home Loan Mortgage Corp. REMIC, Series 3331, Class FC, 5.554% (30-DAY AVERAGE SOFR +0.544%), 6/15/2037	70,281
4,591,291		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class DF, 6.106% (30-DAY AVERAGE SOFR +1.250%), 4/25/2054	4,572,711
1,836,516		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class JF, 6.056% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	1,834,524
4,545,386		Federal Home Loan Mortgage Corp. REMIC, Series 5400, Class FA, 6.068% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	4,488,877
3,625,820		Federal Home Loan Mortgage Corp. REMIC, Series 5409, Class JF, 6.306% (30-DAY AVERAGE SOFR +1.450%), 5/25/2054	3,626,586
		TOTAL	14,592,979
	[3]	Federal National Mortgage Association—6.0%
525,463		Federal National Mortgage Association REMIC, Series 2019-41, Class F, 5.471% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	517,736
4,532,823		Federal National Mortgage Association REMIC, Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	4,538,472

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[3]	Federal National Mortgage Association—continued
$ 4,532,823		Federal National Mortgage Association REMIC, Series 2024-15, Class FB, 6.121% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	$ 4,479,017
		TOTAL	9,535,225
		Government National Mortgage Association—5.5%
422,465		Government National Mortgage Association REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	396,525
3,895,587	[3]	Government National Mortgage Association REMIC, Series 2024-59, Class FJ, 6.140% (30-DAY AVERAGE SOFR +1.250%), 4/20/2054	3,921,880
4,556,220	[3]	Government National Mortgage Association REMIC, Series 2024-97, Class BF, 6.240% (30-DAY AVERAGE SOFR +1.350%), 6/20/2054	4,559,757
		TOTAL	8,878,162
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $33,046,148)	33,006,366
		INVESTMENT COMPANY—5.5%
8,829,459		Federated Hermes Government Obligations Fund, Premier Shares, 4.77%[4] (IDENTIFIED COST $8,829,459)	8,829,459
		TOTAL INVESTMENT IN SECURITIES—125.3% (IDENTIFIED COST $212,999,835)	200,722,422
		OTHER ASSETS AND LIABILITIES - NET—(25.3)%[5]	(40,465,408)
		TOTAL NET ASSETS—100%	$160,257,014
At October 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	125	$25,743,164	December 2024	$(110,931)
United States Treasury Notes 5-Year Long Futures	47	$5,040,016	December 2024	$(118,707)
United States Treasury Notes 10-Year Long Futures	10	$1,104,688	December 2024	$(36,745)
Short Futures:
United States Treasury Long Bond Short Futures	34	$4,010,938	December 2024	$163,569
United States Treasury Notes 10-Year Ultra Short Futures	50	$5,687,500	December 2024	$98,839
United States Treasury Ultra Bond Short Futures	8	$1,005,000	December 2024	$66,642
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$62,667
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 1/31/2024	$1,612,981
Purchases at Cost	$127,534,314
Proceeds from Sales	$(120,317,836)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2024	$8,829,459
Shares Held as of 10/31/2024	8,829,459
Dividend Income	$246,018

1
Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government
National Mortgage Association securities approximates one to ten years.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$158,886,597	$—	$158,886,597
Collateralized Mortgage Obligations	—	33,006,366	—	33,006,366
Investment Company	8,829,459	—	—	8,829,459
TOTAL SECURITIES	$8,829,459	$191,892,963	$—	$200,722,422
Other Financial Instruments:[1]
Assets	$329,050	$—	$—	$329,050
Liabilities	(266,383)	—	—	(266,383)
TOTAL OTHER FINANCIAL INSTRUMENTS	$62,667	$—	$—	$62,667

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate